Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (1.8%)
	Cable One Inc.	6,707	12,177
	New York Times Co. Class A	179,069	7,668
*	Iridium Communications Inc.	145,947	5,577
	TEGNA Inc.	271,359	5,262
*	TripAdvisor Inc.	119,048	5,173
*	Yelp Inc. Class A	86,897	3,485
	John Wiley & Sons Inc. Class A	53,710	3,404
	World Wrestling Entertainment Inc. Class A	57,639	3,218
	Telephone & Data Systems Inc.	122,820	3,159
*	Cinemark Holdings Inc.	133,024	3,014
			52,137
Consumer Discretionary (14.6%)
	Williams-Sonoma Inc.	94,569	16,033
	Lear Corp.	67,553	13,062
	Lithia Motors Inc. Class A	36,711	12,922
*	RH	20,152	12,918
*	Five Below Inc.	68,991	12,703
*	Deckers Outdoor Corp.	34,783	11,668
	Service Corp. International	209,214	11,093
	Kohl's Corp.	194,668	10,802
	Gentex Corp.	300,863	10,681
*	Capri Holdings Ltd.	186,498	10,576
	Brunswick Corp.	96,033	9,817
	Polaris Inc.	71,927	9,438
	Harley-Davidson Inc.	189,314	9,176
*	Mattel Inc.	429,872	9,118
	Tempur Sealy International Inc.	235,792	9,078
	Toll Brothers Inc.	138,354	9,026
*	Marriott Vacations Worldwide Corp.	50,874	8,765
	Wyndham Hotels & Resorts Inc.	115,057	8,636
	Churchill Downs Inc.	42,763	8,533
	Thor Industries Inc.	68,369	8,409
	Foot Locker Inc.	128,692	8,145
	Texas Roadhouse Inc. Class A	80,811	8,138
*	YETI Holdings Inc.	92,570	8,109
*	TopBuild Corp.	40,774	8,075
*	Fox Factory Holding Corp.	51,618	8,026
*	Skechers U.S.A. Inc. Class A	168,842	8,020
	Dick's Sporting Goods Inc.	81,168	7,916
*	AutoNation Inc.	68,028	6,948
*	Grubhub Inc.	115,162	6,922

		Shares	Market Value ($000)
	Travel + Leisure Co.	106,128	6,914
	American Eagle Outfitters Inc.	184,683	6,543
*	Boyd Gaming Corp.	99,450	6,404
*	Helen of Troy Ltd.	30,124	6,341
*	Ollie's Bargain Outlet Holdings Inc.	70,289	6,076
*	Adient plc	116,137	5,814
*	Goodyear Tire & Rubber Co.	288,123	5,713
	H&R Block Inc.	226,582	5,624
	Carter's Inc.	54,409	5,563
*	Grand Canyon Education Inc.	57,894	5,265
	Wingstop Inc.	36,665	5,231
	KB Home	109,885	5,144
	Wendy's Co.	221,184	5,136
*	Scientific Games Corp.	69,473	5,040
	Dana Inc.	178,691	4,848
*	Taylor Morrison Home Corp. Class A	159,115	4,713
	Cracker Barrel Old Country Store Inc.	29,302	4,622
*	Nordstrom Inc.	134,470	4,510
*	Choice Hotels International Inc.	35,650	4,310
*	Six Flags Entertainment Corp.	93,589	4,252
*	Visteon Corp.	34,464	4,220
	Murphy USA Inc.	31,296	4,219
	Columbia Sportswear Co.	37,695	3,872
	Papa John's International Inc.	40,648	3,819
*	Tri Pointe Homes Inc.	147,106	3,548
*	Urban Outfitters Inc.	84,412	3,306
	Graham Holdings Co. Class B	4,982	3,301
	Jack in the Box Inc.	28,162	3,199
*	WW International Inc.	58,582	2,302
*	Adtalem Global Education Inc.	62,144	2,261
	Strategic Education Inc.	30,060	2,129
			426,992
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	200,771	13,745
*	Boston Beer Co. Inc. Class A	11,366	12,027
	Casey's General Stores Inc.	45,624	10,076
*	Post Holdings Inc.	73,908	8,539
	Ingredion Inc.	82,869	7,867
*	BJ's Wholesale Club Holdings Inc.	169,531	7,593
	Flowers Foods Inc.	243,058	5,855
	Lancaster Colony Corp.	24,144	4,507
*	Hain Celestial Group Inc.	101,143	4,123
	Sanderson Farms Inc.	24,543	3,994
*	Sprouts Farmers Market Inc.	145,610	3,873
	Nu Skin Enterprises Inc. Class A	62,752	3,775
*	Grocery Outlet Holding Corp.	107,039	3,647
*	TreeHouse Foods Inc.	68,964	3,359
	Energizer Holdings Inc.	71,709	3,301
*	Coty Inc. Class A	349,941	3,118
*	Pilgrim's Pride Corp.	60,348	1,451
[1]	Tootsie Roll Industries Inc.	22,219	695
			101,545
Energy (1.3%)
	Cimarex Energy Co.	126,947	8,601
*	EQT Corp.	344,341	7,190
*	ChampionX Corp.	230,229	6,101
	Equitrans Midstream Corp.	503,784	4,151

		Shares	Market Value ($000)
	Murphy Oil Corp.	178,170	3,864
*	CNX Resources Corp.	271,152	3,693
	Antero Midstream Corp.	352,975	3,389
	World Fuel Services Corp.	78,211	2,403
			39,392
Financials (16.0%)
	Signature Bank	70,467	17,599
	FactSet Research Systems Inc.	46,895	15,680
	Brown & Brown Inc.	289,049	15,181
	First Horizon Corp.	685,911	13,080
	East West Bancorp Inc.	174,797	13,071
*	Alleghany Corp.	17,275	12,379
	American Financial Group Inc.	86,405	11,497
	Reinsurance Group of America Inc.	83,933	10,578
	Commerce Bancshares Inc.	130,096	10,132
	RenaissanceRe Holdings Ltd.	62,622	9,651
	SEI Investments Co.	147,080	9,331
	Old Republic International Corp.	349,281	9,172
	Synovus Financial Corp.	183,524	9,015
	Stifel Financial Corp.	129,608	8,979
	TCF Financial Corp.	188,444	8,951
	First Financial Bankshares Inc.	175,634	8,843
	First American Financial Corp.	135,635	8,723
	Prosperity Bancshares Inc.	114,747	8,635
	Affiliated Managers Group Inc.	52,625	8,631
	Pinnacle Financial Partners Inc.	93,824	8,530
	SLM Corp.	413,881	8,381
	Cullen/Frost Bankers Inc.	69,413	8,379
	Janus Henderson Group plc	210,704	8,114
	Jefferies Financial Group Inc.	250,018	8,033
	Primerica Inc.	48,578	7,880
	Evercore Inc. Class A	51,884	7,568
	Valley National Bancorp	500,900	7,173
	New York Community Bancorp Inc.	575,185	6,885
	Glacier Bancorp Inc.	117,842	6,864
	Interactive Brokers Group Inc. Class A	99,759	6,710
	Essent Group Ltd.	139,357	6,667
	United Bankshares Inc.	159,290	6,561
	PacWest Bancorp	144,263	6,516
	CIT Group Inc.	121,878	6,457
	Bank OZK	149,281	6,376
	Sterling Bancorp	238,963	6,366
	Webster Financial Corp.	111,503	6,320
	Hanover Insurance Group Inc.	44,925	6,267
	MGIC Investment Corp.	418,164	6,155
	Kemper Corp.	75,966	5,688
	Wintrust Financial Corp.	70,266	5,651
	Selective Insurance Group Inc.	73,949	5,566
	FNB Corp.	397,279	5,328
	Hancock Whitney Corp.	107,161	5,306
*	Brighthouse Financial Inc.	107,933	5,252
	Umpqua Holdings Corp.	272,280	5,195
	UMB Financial Corp.	53,556	5,179
	RLI Corp.	49,051	5,174
	Home BancShares Inc.	187,636	5,134
	Bank of Hawaii Corp.	49,570	4,448
	CNO Financial Group Inc.	166,281	4,416
	PROG Holdings Inc.	83,643	4,410

		Shares	Market Value ($000)
	Kinsale Capital Group Inc.	26,432	4,400
	Associated Banc-Corp	188,719	4,339
*	Texas Capital Bancshares Inc.	62,327	4,293
	Navient Corp.	226,836	4,144
	FirstCash Inc.	50,653	4,038
	Cathay General Bancorp	92,250	3,845
	Federated Hermes Inc. Class B	116,134	3,693
	BancorpSouth Bank	118,988	3,639
	Fulton Financial Corp.	200,317	3,471
	International Bancshares Corp.	68,714	3,188
	Washington Federal Inc.	91,458	3,049
*	LendingTree Inc.	13,415	2,753
	Trustmark Corp.	78,128	2,621
	Mercury General Corp.	32,925	2,094
			467,644
Health Care (10.9%)
	Bio-Techne Corp.	47,907	19,825
*	Molina Healthcare Inc.	71,616	18,001
*	PRA Health Sciences Inc.	79,694	13,621
*	Masimo Corp.	62,783	13,536
*	Jazz Pharmaceuticals plc	74,209	13,219
*	Repligen Corp.	62,900	11,486
*	Neurocrine Biosciences Inc.	116,013	11,163
	Encompass Health Corp.	122,577	10,516
*	Amedisys Inc.	40,564	10,481
*	Penumbra Inc.	41,858	10,427
*	United Therapeutics Corp.	55,006	10,226
	Chemed Corp.	19,799	9,728
*	Syneos Health Inc.	110,565	9,719
*	Arrowhead Pharmaceuticals Inc.	128,172	9,305
	Hill-Rom Holdings Inc.	81,944	9,119
*	Tenet Healthcare Corp.	131,132	8,774
*	Exelixis Inc.	385,280	8,688
*	Envista Holdings Corp.	197,664	8,626
*	HealthEquity Inc.	102,396	8,511
*	STAAR Surgical Co.	57,499	8,397
*	LHC Group Inc.	39,016	7,680
*	Acadia Healthcare Co. Inc.	109,947	7,076
*	Globus Medical Inc. Class A	95,426	6,876
*	Halozyme Therapeutics Inc.	157,030	6,503
*	Neogen Corp.	65,749	6,069
*	Integra LifeSciences Holdings Corp.	87,511	6,043
*	Medpace Holdings Inc.	33,974	5,676
*	Quidel Corp.	47,556	5,617
*	ICU Medical Inc.	24,278	5,051
*	LivaNova plc	60,098	5,021
*	NuVasive Inc.	63,446	4,327
*	Nektar Therapeutics	224,974	4,065
*	R1 RCM Inc.	170,122	3,938
*	Cantel Medical Corp.	46,436	3,777
*	Haemonetics Corp.	62,725	3,541
	Patterson Cos. Inc.	107,354	3,493
*	Emergent BioSolutions Inc.	55,886	3,390
*	Progyny Inc.	45,138	2,891
*	Ligand Pharmaceuticals Inc.	20,470	2,409
			316,811

		Shares	Market Value ($000)
Industrials (18.5%)
*	XPO Logistics Inc.	126,201	18,543
	Graco Inc.	208,353	15,776
	Lennox International Inc.	42,396	14,836
	Nordson Corp.	66,726	14,792
	Toro Co.	132,867	14,760
*	Trex Co. Inc.	142,987	13,928
	Owens Corning	129,557	13,817
	Hubbell Inc. Class B	67,045	12,781
	Carlisle Cos. Inc.	65,805	12,656
*	AECOM	182,387	11,857
	Watsco Inc.	40,582	11,826
*	Builders FirstSource Inc.	254,896	11,353
*	Middleby Corp.	68,696	11,285
	Oshkosh Corp.	84,446	11,100
*	Axon Enterprise Inc.	78,760	11,073
	AGCO Corp.	76,156	10,538
	ITT Inc.	106,800	10,029
	Donaldson Co. Inc.	155,720	9,591
	Lincoln Electric Holdings Inc.	73,661	9,471
*	IAA Inc.	166,152	9,466
	Woodward Inc.	72,390	9,207
*	Stericycle Inc.	113,125	8,887
*	Sunrun Inc.	197,626	8,838
	EMCOR Group Inc.	67,659	8,532
	Acuity Brands Inc.	44,488	8,264
	ManpowerGroup Inc.	67,911	8,217
*	MasTec Inc.	69,640	8,101
	Landstar System Inc.	47,395	8,081
	Tetra Tech Inc.	66,968	8,001
*	CACI International Inc. Class A	31,155	7,943
*	JetBlue Airways Corp.	390,317	7,845
	MSA Safety Inc.	44,893	7,545
	Timken Co.	84,142	7,442
	Knight-Swift Transportation Holdings Inc. Class A	151,368	7,225
	CoreLogic Inc.	90,307	7,179
	Regal Beloit Corp.	50,158	7,134
	KBR Inc.	173,918	7,085
	Flowserve Corp.	160,897	6,820
	nVent Electric plc	207,703	6,759
*	ASGN Inc.	65,445	6,747
	Valmont Industries Inc.	26,196	6,497
	Science Applications International Corp.	71,903	6,461
	Curtiss-Wright Corp.	50,551	6,335
*	Colfax Corp.	142,402	6,294
*	Hexcel Corp.	103,246	6,139
	Simpson Manufacturing Co. Inc.	53,516	6,011
	Crane Co.	61,050	5,830
*	FTI Consulting Inc.	42,283	5,816
*	Clean Harbors Inc.	62,258	5,796
*	Univar Solutions Inc.	209,189	5,667
*	Avis Budget Group Inc.	63,819	5,605
	MSC Industrial Direct Co. Inc. Class A	57,693	5,446
	Ryder System Inc.	66,317	5,424
	EnerSys	52,722	4,969
*	Kirby Corp.	74,191	4,847
	Brink's Co.	61,150	4,611
*	Mercury Systems Inc.	69,327	4,537

		Shares	Market Value ($000)
	Terex Corp.	85,707	4,488
	GATX Corp.	43,346	4,277
	Insperity Inc.	43,860	4,043
	Kennametal Inc.	103,147	3,869
	Herman Miller Inc.	72,755	3,478
	Werner Enterprises Inc.	70,476	3,382
*	KAR Auction Services Inc.	159,872	2,868
*	Fluor Corp.	154,622	2,860
*	Dycom Industries Inc.	37,784	2,831
	Trinity Industries Inc.	101,250	2,813
	Healthcare Services Group Inc.	92,089	2,762
			539,286
Information Technology (13.9%)
*	Fair Isaac Corp.	36,098	18,268
	Cognex Corp.	217,355	17,256
*	SolarEdge Technologies Inc.	63,693	16,433
*	Ceridian HCM Holding Inc.	161,692	14,465
*	Cree Inc.	142,300	14,231
	MKS Instruments Inc.	68,190	12,835
	Universal Display Corp.	52,933	11,426
*	Aspen Technology Inc.	83,573	11,405
*	Arrow Electronics Inc.	92,101	11,083
*	Manhattan Associates Inc.	78,781	10,713
*	WEX Inc.	54,568	10,690
*	Ciena Corp.	191,578	10,129
	Genpact Ltd.	216,038	9,882
	Jabil Inc.	167,214	9,439
	Brooks Automation Inc.	91,652	9,357
*	Lattice Semiconductor Corp.	168,594	8,947
*	II-VI Inc.	129,369	8,716
*	First Solar Inc.	104,693	7,968
*	Coherent Inc.	30,190	7,928
	Littelfuse Inc.	30,298	7,915
*	Paylocity Holding Corp.	46,328	7,868
	CDK Global Inc.	150,333	7,868
*	Concentrix Corp.	51,343	7,841
*	NCR Corp.	160,656	7,744
*	Lumentum Holdings Inc.	93,473	7,606
	Alliance Data Systems Corp.	61,368	7,429
*	Silicon Laboratories Inc.	54,240	7,407
*	Vontier Corp.	208,121	7,301
	Maximus Inc.	75,877	7,032
	National Instruments Corp.	162,523	6,631
*	J2 Global Inc.	52,428	6,529
	SYNNEX Corp.	50,963	6,452
*	Teradata Corp.	134,599	6,443
*	Cirrus Logic Inc.	71,679	5,596
	CMC Materials Inc.	36,019	5,559
*	ACI Worldwide Inc.	144,645	5,534
*	Synaptics Inc.	43,132	5,449
*	Sabre Corp.	391,902	5,428
	Avnet Inc.	122,825	5,412
*	Sailpoint Technologies Holdings Inc.	112,913	5,254
*	Semtech Corp.	80,287	5,058
	Xerox Holdings Corp.	206,100	4,833
*	Viasat Inc.	83,997	4,467
*	CommVault Systems Inc.	58,008	4,418
*	Blackbaud Inc.	59,728	4,222

		Shares	Market Value ($000)
*	LiveRamp Holdings Inc.	82,602	4,150
*	Qualys Inc.	41,636	4,025
	Vishay Intertechnology Inc.	163,713	3,941
	Belden Inc.	55,047	2,785
	Amkor Technology Inc.	131,897	2,783
*	NetScout Systems Inc.	90,992	2,675
			404,826
Materials (6.6%)
	Steel Dynamics Inc.	247,539	15,454
	RPM International Inc.	160,632	15,024
	Reliance Steel & Aluminum Co.	78,536	13,200
	AptarGroup Inc.	80,443	11,850
*	Cleveland-Cliffs Inc.	566,755	11,403
	Scotts Miracle-Gro Co.	50,210	10,914
	Royal Gold Inc.	81,017	10,027
	Louisiana-Pacific Corp.	131,498	8,838
	Olin Corp.	176,316	8,620
	United States Steel Corp.	324,121	8,404
	Sonoco Products Co.	124,030	8,375
*	Eagle Materials Inc.	51,773	7,598
	Valvoline Inc.	224,023	7,393
	Chemours Co.	203,982	7,329
	Ashland Global Holdings Inc.	67,426	6,395
	Avient Corp.	112,753	5,861
	Commercial Metals Co.	148,322	4,668
	Sensient Technologies Corp.	52,385	4,544
	Cabot Corp.	69,911	4,445
*	Ingevity Corp.	50,052	4,120
	Silgan Holdings Inc.	96,477	4,065
	Minerals Technologies Inc.	41,763	3,633
	NewMarket Corp.	9,023	3,097
	Compass Minerals International Inc.	41,883	2,928
	Worthington Industries Inc.	42,480	2,819
	Greif Inc. Class A	32,867	2,028
			193,032
Real Estate (9.5%)
	Medical Properties Trust Inc.	716,147	15,161
	Camden Property Trust	120,464	15,104
*	Jones Lang LaSalle Inc.	63,110	12,764
	Lamar Advertising Co. Class A	106,798	11,195
	CyrusOne Inc.	148,749	10,970
	Omega Healthcare Investors Inc.	286,220	10,481
	STORE Capital Corp.	296,174	10,188
	National Retail Properties Inc.	216,430	10,032
	Life Storage Inc.	93,174	9,265
	Kilroy Realty Corp.	130,769	9,181
	Rexford Industrial Realty Inc.	162,270	8,962
	Apartment Income REIT Corp.	183,807	8,562
	Brixmor Property Group Inc.	366,469	8,323
	First Industrial Realty Trust Inc.	159,429	8,073
	American Campus Communities Inc.	169,970	8,016
	EastGroup Properties Inc.	48,968	7,741
	Douglas Emmett Inc.	203,702	7,073
	Cousins Properties Inc.	183,469	6,805
	SL Green Realty Corp.	85,653	6,785
	Spirit Realty Capital Inc.	141,852	6,704
	Rayonier Inc.	170,198	6,500

			Shares	Market Value ($000)
		CoreSite Realty Corp.	52,819	6,404
*		Park Hotels & Resorts Inc.	291,914	6,069
		Highwoods Properties Inc.	128,389	5,865
		Hudson Pacific Properties Inc.	186,472	5,406
		Healthcare Realty Trust Inc.	172,619	5,237
		PotlatchDeltic Corp.	82,642	4,975
		Weingarten Realty Investors	148,334	4,861
		Physicians Realty Trust	260,132	4,716
		Sabra Health Care REIT Inc.	260,260	4,547
*		EPR Properties	92,332	4,538
		JBG SMITH Properties	136,505	4,397
		PS Business Parks Inc.	24,768	3,838
		Corporate Office Properties Trust	138,454	3,821
		National Storage Affiliates Trust	79,397	3,660
		Pebblebrook Hotel Trust	162,053	3,622
		Urban Edge Properties	135,523	2,622
		Service Properties Trust	202,884	2,548
		Macerich Co.	143,049	2,276
				277,287
Utilities (3.3%)
		Essential Utilities Inc.	275,696	13,178
		UGI Corp.	257,441	11,855
		OGE Energy Corp.	246,980	8,521
		MDU Resources Group Inc.	247,561	8,333
		IDACORP Inc.	62,321	6,104
		National Fuel Gas Co.	112,555	5,840
		Hawaiian Electric Industries Inc.	134,833	5,805
		PNM Resources Inc.	105,912	5,202
		Black Hills Corp.	77,557	5,102
		New Jersey Resources Corp.	118,884	5,079
		ONE Gas Inc.	65,750	4,887
		Southwest Gas Holdings Inc.	70,679	4,666
		Spire Inc.	63,802	4,572
		ALLETE Inc.	64,191	4,422
		NorthWestern Corp.	62,496	3,959
				97,525
Total Common Stocks (Cost $2,142,805)				2,916,477
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,688)	0.055%	16,871	1,688
Total Investments (100.0%) (Cost $2,144,493)				2,918,165
Other Assets and Liabilities—Net (0.0%)				1,173
Net Assets (100%)				2,919,338
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $469,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $480,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2021	9	2,454	41

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.